Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of the parent (restated)		€ 1,623.1	€ 6.9	€ 166.0	€ 105.1	€ 10.5	€ 387.4	€ 2,299.0
Equity attributable to owners of the parent (restated)		1,623.1	6.9	166.0	105.1	10.5	387.4	2,299.0
Equity owners of the parent	€ 212.7						212.7	212.7
Profit for the period	212.7
Other comprehensive income/(loss) for the period	157.5				(9.8)	87.7	79.6	157.5
Total comprehensive income for the period					(9.8)	87.7	292.3	370.2
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						(43.0)		(43.0)
Comprehensive income	370.2
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.4	(0.4)					0.0
Reduction of issued capital		(26.8)						(26.8)
Vesting of non-executive restricted stock award		0.0	5.9					5.9
Reclassification of awards for settlement of tax liabilities			(1.0)				(1.2)	(2.2)
Total transactions with owners, recognized directly in equity		(26.4)	4.5	0.0	0.0	0.0	(1.2)	(23.1)
Equity attributable to owners, ending balance at Sep. 30, 2022		1,596.7	11.4	166.0	95.3	55.2	678.5	2,603.1
Equity owners of the parent	212.7						212.7	212.7
Profit for the period	212.7
Other comprehensive income/(loss) for the period	157.5				(9.8)	87.7	79.6	157.5
Equity owners of the parent					(9.8)	87.7	292.3	370.2
Comprehensive income	370.2
Vesting of non-executive restricted stock award		0.0	5.9					5.9
Repurchase of ordinary shares		26.8						26.8
Reclassification of awards for settlement of tax liabilities			(1.0)				(1.2)	(2.2)
Total transactions with owners, recognized directly in equity		(26.4)	4.5	0.0	0.0	0.0	(1.2)	(23.1)
Equity attributable to owners of parent		1,596.7	11.4	€ 166.0	95.3	55.2	678.5	2,603.1
Equity attributable to owners of parent	2,606.2	1,596.7	13.8		89.3	19.8	886.6	2,606.2
Equity attributable to owners, beginning balance at Dec. 31, 2022	2,606.2	1,596.7	13.8		89.3	19.8	886.6	2,606.2
Equity owners of the parent	168.0						168.0	168.0
Profit for the period	168.0
Other comprehensive income/(loss) for the period	15.8				10.0	(4.2)	10.0	15.8
Total comprehensive income for the period		0.0	0.0		10.0	(4.2)	178.0	183.8
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						(2.8)		(2.8)
Comprehensive income	183.8
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.3	(0.3)
Reduction of issued capital		(143.7)						(143.7)
Vesting of non-executive restricted stock award			19.8					19.8
Reclassification of awards for settlement of tax liabilities		0.0	(5.3)				0.0	(5.3)
Total transactions with owners, recognized directly in equity		(143.4)	14.2		0.0	0.0	0.0	(129.2)
Equity attributable to owners, ending balance at Sep. 30, 2023	2,658.0	1,453.3	28.0		99.3	12.8	1,064.6	2,658.0
Equity owners of the parent	168.0						168.0	168.0
Profit for the period	168.0
Other comprehensive income/(loss) for the period	15.8				10.0	(4.2)	10.0	15.8
Equity owners of the parent		0.0	0.0		10.0	(4.2)	178.0	183.8
Comprehensive income	183.8
Vesting of non-executive restricted stock award			19.8					19.8
Repurchase of ordinary shares		143.7						143.7
Reclassification of awards for settlement of tax liabilities		0.0	(5.3)				0.0	(5.3)
Total transactions with owners, recognized directly in equity		(143.4)	14.2		0.0	0.0	0.0	(129.2)
Equity attributable to owners of parent	€ 2,658.0	€ 1,453.3	€ 28.0		€ 99.3	€ 12.8	€ 1,064.6	€ 2,658.0